RECEIVABLES - Additional Information (Details) $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($) contract	Sep. 30, 2018 USD ($) contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
Number of accounts receivable undergoing bankruptcy proceedings (in contracts) | contract	346	365
Amount of accounts receivable undergoing bankruptcy proceedings	$ 15	$ 17
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	284	278
Pre-modification value of retail and finance lease receivable contracts	$ 11	$ 9
Post-modification value of retail and finance lease receivable contracts	10	$ 9
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification value of retail and finance lease receivable contracts	88
Post-modification value of retail and finance lease receivable contracts	$ 81